Regulatory Matters - Additional Information (Detail)	Dec. 31, 2011
Regulatory Matters
Tangible Capital Required for Capital Adequacy to Tangible Assets	1.50%
Core Capital to Adjusted Tangible Assets	4.00%
Capital to Risk Weighted Assets	8.00%